Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss for the year	$ (1,102,194)	$ (6,121,754)	$ (4,893,126)
Changes in non-cash working capital items:
Stock-based compensation	2,397,261	2,118,917	336,366
Stock issued for services	89,711	169,396	765,576
Depletion	5,119,174	1,451,032	415,686
Depreciation	175,764	145,035	31,768
Accretion of asset retirement obligation	219,536	264,075	91,983
Accretion and accrued interest expense	1,393,604	26,365	192,258
Interest income	(19,179)	(54,623)	(17,733)
Change in fair value of derivative liability	(4,827)	686,504	1,590,762
Unrealized foreign exchange (gain) loss	5,371,835	(32,899)	50,916
Provision for settlement		285,120
(Gain) loss on debt settlement	8,500	(97,051)	159,383
Loss on issuance of shares	17,342
Loss on impairment of assets held for sale	1,556,787
Loss on impairment of exploration and evaluation assets		3,101,343
Loss on write-off of notes and other receivables		46,176
Gain on net monetary position	(18,984,099)	(1,826,495)
Gain on disposal of equipment	(19,535)		(40,074)
Gain on termination of lease	(31,864)
Deferred tax expense	1,860,326
Restricted cash		5,438	6,325
Amounts receivable	1,448,844	(3,959,821)	(469,752)
Prepaid expenses and deposits	(677,165)	(883,254)	(71,201)
Accounts payable and accrued liabilities	(346,398)	11,708,461	(18,680)
Net cash (used in) provided by operating activities	(1,526,577)	7,031,965	(1,869,543)
Investing activities:
Property and equipment expenditures	(60,176)	(696,929)	(180,739)
Oil and gas properties expenditures	(56,381,768)	(44,369,191)	(66,122)
Disposal of equipment		64,588	65,016
Advances from JV Partners	29,623,835	6,656,785
Prepaid expenses and deposits	178,536
Accounts payable and accrued liabilities	7,856,541	917,064
Net cash used in investing activities	(18,783,032)	(37,427,683)	(181,845)
Financing activities:
Proceeds from stock subscriptions received, net	7,417,630	28,701,299	544,880
Proceeds from exercise of options	542,864	571,066	191,032
Proceeds from exercise of warrants	2,215	1,208,249	1,772,884
Proceeds from loans payable	4,988,296	199,007	525,642
Repayments of loans payable	(2,719,721)	(696,853)	(394,883)
Repayment of notes receivable	80,991	136,611	23,745
Proceeds from convertible debt	10,359,398
Lease payments	(85,271)	(4,121)	(7,634)
Net cash provided by financing activities	20,586,402	30,115,258	2,655,666
Effect of exchange rate changes on cash and cash equivalents	(14,409)	179,531	220,000
Net increase (decrease) in cash and cash equivalents	262,384	(100,929)	824,278
Cash and cash equivalents, beginning of year	926,061	1,026,990	202,712
Cash and cash equivalents, end of year	1,188,445	926,061	1,026,990
Supplemental information:
Interest paid on credit facilities	795,451	105,805	29,980
Non-cash investing and financing activities:
Stock issued for debt settlement	212,402	391,021	351,537
Stock issued for prepaid expenses		158,698
Stock issued for services	89,711	169,396	765,576
Stock issued for debt conversion			522,519
Right-of-use asset additions	$ 236,201